Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 5.0	Taxes	CANADA		Canada		Mineral Resources		Open Pit
#: 2
	1.2	Royalties	CANADA		Canada		Mineral Resources		Open Pit
#: 3
	1.9	Comm. Social Resp.	CANADA		Canada		Mineral Resources		Open Pit
#: 4
	0.2	Taxes	CANADA		Canada National		Mineral Resources		Open Pit
#: 5
	0.2	Taxes	CANADA		Canada National, Canada Revenue Agency		Mineral Resources		Open Pit
#: 6
	1.4	Taxes	CANADA		Canada Manitoba		Mineral Resources		Open Pit
#: 7
	1.4	Taxes	CANADA		Canada Manitoba, Manitoba Finance		Mineral Resources		Open Pit
#: 8
	1.0	Taxes	CANADA		Canada Newfoundland		Mineral Resources		Open Pit
#: 9
	1.2	Royalties	CANADA		Canada Newfoundland		Mineral Resources		Underground Mining
#: 10
	0.4	Comm. Social Resp.	CANADA		Canada Newfoundland		Mineral Resources		Underground Mining
#: 11
	1.0	Taxes	CANADA		Canada Newfoundland, Newfoundland Exchequer		Mineral Resources		Underground Mining
#: 12
	1.2	Royalties	CANADA		Canada Newfoundland, Newfoundland Exchequer		Mineral Resources		Underground Mining
#: 13
	0.2	Comm. Social Resp.	CANADA		Canada Newfoundland, Nunatsivut Government		Mineral Resources		Underground Mining
#: 14
	0.2	Comm. Social Resp.	CANADA		Canada Newfoundland, Innu Nation		Mineral Resources		Underground Mining
#: 15
	2.3	Taxes	CANADA		Canada Ontario		Mineral Resources		Underground Mining
#: 16
	1.5	Comm. Social Resp.	CANADA		Canada Ontario		Mineral Resources		Underground Mining
#: 17
	2.3	Taxes	CANADA		Canada Ontario, Treasurer of Ontario		Mineral Resources		Underground Mining
#: 18
	0.7	Comm. Social Resp.	CANADA		Canada Ontario, Atikameksheng Anishnawbek First Nation		Mineral Resources		Underground Mining
#: 19
	0.2	Comm. Social Resp.	CANADA		Canada Ontario, City of Greater Sudbury		Mineral Resources		Underground Mining
#: 20
	0.5	Comm. Social Resp.	CANADA		Canada Ontario, Sagamok Anishnawbek First Nation		Mineral Resources		Underground Mining
#: 21
	0.1	Comm. Social Resp.	CANADA		Canada Ontario, Wahnapitae First Nation		Mineral Resources		Underground Mining
#: 22
	1.3	Taxes	UNITED STATES		United States		Mineral Resources		Open Pit
#: 23
	1.3	Taxes	UNITED STATES		United States U.S. Federal Government		Mineral Resources		Open Pit
#: 24
	2,120.9	Taxes	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 25
	807.5	Royalties	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 26
	1,219.9	Fees	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 27
	533.9	Infrastructure	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 28
	1.7	Comm. Social Resp.	BRAZIL		Brazil		Mineral Resources		Open Pit
#: 29
	2,120.9	Taxes	BRAZIL		Brazil National		Mineral Resources		Open Pit
#: 30
	807.5	Royalties	BRAZIL		Brazil National		Mineral Resources		Open Pit
#: 31
	738.3	Fees	BRAZIL		Brazil National		Mineral Resources		Open Pit
#: 32
	533.9	Infrastructure	BRAZIL		Brazil National		Mineral Resources		Open Pit
#: 33
	2,120.9	Taxes	BRAZIL		Brazil National, Ministry of Finance		Mineral Resources		Open Pit
#: 34
	0.5	Fees	BRAZIL		Brazil National, Ministry of Finance		Mineral Resources		Open Pit
#: 35
	712.4	Fees	BRAZIL		Brazil National, National Land Transport Agency		Mineral Resources		Open Pit
#: 36
	533.9	Infrastructure	BRAZIL		Brazil National, National Land Transport Agency		Mineral Resources		Open Pit
#: 37
	807.5	Royalties	BRAZIL		Brazil National, National Mining Agency		Mineral Resources		Open Pit
#: 38
	0.2	Fees	BRAZIL		Brazil National, National Mining Agency		Mineral Resources		Open Pit
#: 39
	22.6	Fees	BRAZIL		Brazil National, Rio de Janeiro Dock Company (Companhia Docas do Rio de Janeiro)		Mineral Resources		Open Pit
#: 40
	2.6	Fees	BRAZIL		Brazil National, Ministry of Transport		Mineral Resources		Open Pit
#: 41
	258.7	Fees	BRAZIL		Brazil Pará		Mineral Resources		Open Pit
#: 42
	1.2	Comm. Social Resp.	BRAZIL		Brazil Pará		Mineral Resources		Open Pit
#: 43
	257.4	Fees	BRAZIL		Brazil Pará, State Department of Finance of Pará		Mineral Resources		Open Pit
#: 44
	0.1	Comm. Social Resp.	BRAZIL		Brazil Pará, State Department of Finance of Pará		Mineral Resources		Open Pit
#: 45
	0.1	Comm. Social Resp.	BRAZIL		Brazil Pará, Court of Justice of the State of Pará		Mineral Resources		Open Pit
#: 46
	1.3	Fees	BRAZIL		Brazil Pará, Other		Mineral Resources		Open Pit
#: 47
	1.0	Comm. Social Resp.	BRAZIL		Brazil Pará, Other		Mineral Resources		Open Pit
#: 48
	219.9	Fees	BRAZIL		Brazil Minas Gerais		Mineral Resources		Open Pit
#: 49
	0.5	Comm. Social Resp.	BRAZIL		Brazil Minas Gerais		Mineral Resources		Open Pit
#: 50
	219.9	Fees	BRAZIL		Brazil Minas Gerais, State Department of Finance of Minas Gerais		Mineral Resources		Open Pit
#: 51
	0.5	Comm. Social Resp.	BRAZIL		Brazil Minas Gerais, Public Prosecutor's Office of Minas Gerais		Mineral Resources		Open Pit
#: 52
	3.0	Fees	BRAZIL		Brazil Maranhão		Mineral Resources		Open Pit
#: 53
	3.0	Fees	BRAZIL		Brazil Maranhão, Maranhão Port Administration Company (EMAP)		Mineral Resources		Open Pit
#: 54
	0.9	Taxes	CHILE		Chile		Mineral Resources		Open Pit
#: 55
	0.9	Taxes	CHILE		Chile National		Mineral Resources		Open Pit
#: 56
	0.9	Taxes	CHILE		Chile Federal, General Treasury of the Republic		Mineral Resources		Open Pit
#: 57
	1.0	Taxes	PERU		Peru		Mineral Resources		Open Pit
#: 58
	1.0	Taxes	PERU		Peru National		Mineral Resources		Open Pit
#: 59
	1.0	Taxes	PERU		Peru National, Government of Peru		Mineral Resources		Open Pit
#: 60
	8.6	Taxes	CHINA		China, Mainland		Mineral Resources		Open Pit
#: 61
	149.3	Fees	CHINA		China, Mainland		Mineral Resources		Open Pit
#: 62
	8.6	Taxes	CHINA		China, Mainland National		Mineral Resources		Open Pit
#: 63
	149.3	Fees	CHINA		China, Mainland National		Mineral Resources		Open Pit
#: 64
	149.3	Fees	CHINA		China, Mainland National, Majority-owed ports		Mineral Resources		Open Pit
#: 65
	8.0	Taxes	CHINA		China, Mainland National, Waigaoqiao Tax Bureau		Mineral Resources		Open Pit
#: 66
	0.5	Taxes	CHINA		China, Mainland National, Jing An Tax Bureau		Mineral Resources		Open Pit
#: 67
	0.1	Taxes	CHINA		China, Mainland National, Chaoyang Tax Bureau		Mineral Resources		Open Pit
#: 68
	43.9	Taxes	INDONESIA		Indonesia		Mineral Resources		Open Pit
#: 69
	9.6	Royalties	INDONESIA		Indonesia		Mineral Resources		Open Pit
#: 70
	3.6	Comm. Social Resp.	INDONESIA		Indonesia		Mineral Resources		Open Pit
#: 71
	43.9	Taxes	INDONESIA		Indonesia National		Mineral Resources		Open Pit
#: 72
	9.6	Royalties	INDONESIA		Indonesia National		Mineral Resources		Open Pit
#: 73
	38.0	Taxes	INDONESIA		Indonesia National, Directorate General of Tax		Mineral Resources		Open Pit
#: 74
	9.6	Royalties	INDONESIA		Indonesia National, Ministry of Energy Mine Resource		Mineral Resources		Open Pit
#: 75
	5.9	Taxes	INDONESIA		Indonesia National, Government of Indonesia		Mineral Resources		Open Pit
#: 76
	3.6	Comm. Social Resp.	INDONESIA		Indonesia South Sulawesi		Mineral Resources		Open Pit
#: 77
	2.5	Comm. Social Resp.	INDONESIA		Indonesia South Sulawesi, Soroako Technical Academy		Mineral Resources		Open Pit
#: 78
	0.8	Comm. Social Resp.	INDONESIA		Indonesia South Sulawesi, Community Development Committee		Mineral Resources		Open Pit
#: 79
	0.3	Comm. Social Resp.	INDONESIA		Indonesia South Sulawesi, Yayasan Pendididkan Sorowako		Mineral Resources		Open Pit
#: 80
	5.4	Taxes	JAPAN		Japan		Mineral Resources		Open Pit
#: 81
	4.0	Taxes	JAPAN		Japan National		Mineral Resources		Open Pit
#: 82
	3.1	Taxes	JAPAN		Japan National, National Tax Agency		Mineral Resources		Open Pit
#: 83
	0.9	Taxes	JAPAN		Japan National, Shiba Tax Office		Mineral Resources		Open Pit
#: 84
	1.0	Taxes	JAPAN		Japan Mie		Mineral Resources		Open Pit
#: 85
	0.8	Taxes	JAPAN		Japan Mie, Mie Prefecture		Mineral Resources		Open Pit
#: 86
	0.2	Taxes	JAPAN		Japan Mie, Matsusaka City		Mineral Resources		Open Pit
#: 87
	0.4	Taxes	JAPAN		Tokyo		Mineral Resources		Open Pit
#: 88
	0.4	Taxes	JAPAN		Minato Tax Office Tokyo		Mineral Resources		Open Pit
#: 89
	26.0	Taxes	MALAYSIA		Malaysia		Mineral Resources		Open Pit
#: 90
	1.5	Fees	MALAYSIA		Malaysia		Mineral Resources		Open Pit
#: 91
	26.0	Taxes	MALAYSIA		Malaysia National		Mineral Resources		Open Pit
#: 92
	0.8	Fees	MALAYSIA		Malaysia National		Mineral Resources		Open Pit
#: 93
	25.3	Taxes	MALAYSIA		Malaysia National, Inland Revenue Board of Malaysia		Mineral Resources		Open Pit
#: 94
	0.7	Taxes	MALAYSIA		Malaysia National, Royal Malaysian Customs Department		Mineral Resources		Open Pit
#: 95
	0.8	Fees	MALAYSIA		Malaysia National, Department of Director General of Lands and Mines		Mineral Resources		Open Pit
#: 96
	0.7	Fees	MALAYSIA		Malaysia Perak		Mineral Resources		Open Pit
#: 97
	0.7	Fees	MALAYSIA		Malaysia Perak, Manjung Municipal Council		Mineral Resources		Open Pit
#: 98
	4.5	Taxes	SINGAPORE		Singapore		Mineral Resources		Open Pit
#: 99
	4.5	Taxes	SINGAPORE		Singapore National		Mineral Resources		Open Pit
#: 100
	4.5	Taxes	SINGAPORE		Singapore National, Inland Revenue Authority of Singapore		Mineral Resources		Open Pit
#: 101
	16.6	Taxes	OMAN		Oman		Mineral Resources		Open Pit
#: 102
	79.6	Fees	OMAN		Oman		Mineral Resources		Open Pit
#: 103
	16.6	Taxes	OMAN		Oman National		Mineral Resources		Open Pit
#: 104
	79.6	Fees	OMAN		Oman National		Mineral Resources		Open Pit
#: 105
	79.6	Fees	OMAN		Oman National, Oman Charter Company SAOC		Mineral Resources		Open Pit
#: 106
	14.6	Taxes	OMAN		Oman National, Ministry of Finance		Mineral Resources		Open Pit
#: 107
	2.0	Taxes	OMAN		Oman National, Directorate General of Customs		Mineral Resources		Open Pit
#: 108
	40.0	Taxes	SWITZERLAND		Switzerland		Mineral Resources		Open Pit
#: 109
	2.7	Taxes	SWITZERLAND		Switzerland National		Mineral Resources		Open Pit
#: 110
	1.8	Taxes	SWITZERLAND		Switzerland National, Federal Tax Administration		Mineral Resources		Open Pit
#: 111
	0.9	Taxes	SWITZERLAND		Switzerland National, Department of Finance Tax Administration		Mineral Resources		Open Pit
#: 112
	37.3	Taxes	SWITZERLAND		Switzerland Vaud		Mineral Resources		Open Pit
#: 113
	37.2	Taxes	SWITZERLAND		Switzerland Vaud, Cantonal Tax Administration		Mineral Resources		Open Pit
#: 114
	0.1	Taxes	SWITZERLAND		Switzerland Vaud, Department of Finance Tax Administration		Mineral Resources		Open Pit
#: 115
	3.0	Taxes	UNITED KINGDOM		United Kingdom		Mineral Resources		Open Pit
#: 116
	3.0	Taxes	UNITED KINGDOM		United Kingdom National		Mineral Resources		Open Pit
#: 117
	3.0	Taxes	UNITED KINGDOM		United Kingdom National, HM Revenue and Customs		Mineral Resources		Open Pit
#: 118
	255.5	Fees	BRAZIL	Pará	BRAZIL	Iron ore – Iron solutions, Brazil - Pará	Iron Ore	Iron Solutions	Open Pit
#: 119
	219.9	Fees	BRAZIL	Minas Gerais	BRAZIL	Iron ore – Iron solutions, Brazil - Minas Gerais	Iron Ore	Iron Solutions	Open Pit
#: 120
	3.0	Fees	BRAZIL	Maranhão	BRAZIL	Iron ore – Iron solutions, Brazil - Maranhão	Iron Ore	Iron Solutions	Open Pit
#: 121
	2.4	Fees	BRAZIL	Pará	BRAZIL	Copper – Energy transition metals, Brazil - Pará	Copper	Energy Transition Metals	Open Pit
#: 122
	0.8	Fees	BRAZIL	Pará	BRAZIL	Nickel – Energy transition metals, Brazil - Pará	Copper	Energy Transition Metals	Open Pit
#: 123
	1.4	Taxes	CANADA	Manitoba	CANADA	Nickel – Energy transition metals, Canada - Manitoba	Nickel	Energy Transition Metals	Underground Mining
#: 124
	1.6	Comm. Social Resp.	CANADA	Ontario	CANADA	Nickel – Energy transition metals, Canada - Ontario	Nickel	Energy Transition Metals	Underground Mining
#: 125
	1.0	Taxes	CANADA	Terre-Neuve-et-Labrador	CANADA	Nickel – Energy transition metals, Canada - Newfoundland	Nickel	Energy Transition Metals	Underground Mining
#: 126
	1.2	Royalties	CANADA	Terre-Neuve-et-Labrador	CANADA	Nickel – Energy transition metals, Canada - Newfoundland	Nickel	Energy Transition Metals	Underground Mining
#: 127
	0.4	Comm. Social Resp.	CANADA	Terre-Neuve-et-Labrador	CANADA	Nickel – Energy transition metals, Canada - Newfoundland	Nickel	Energy Transition Metals	Underground Mining
#: 128
	3.5	Comm. Social Resp.	INDONESIA	Sulawesi Selatan	INDONESIA	Nickel – Energy transition metals, Indonesia - South Sulawesi	Nickel	Energy Transition Metals	Open Pit
#: 129
	2,274.5	Taxes	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining
#: 130
	817.1	Royalties	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining
#: 131
	968.7	Fees	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining
#: 132
	533.9	Infrastructure	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining
#: 133
	$ 1.8	Comm. Social Resp.	BRAZIL		BRAZIL	Entity Level	Mineral Resources		Underground Mining